Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Payable
Schedule of notes payable

The Company’s related party debt consisted of (in thousands):

	For the years ended December 31,
	2025	2024
Related Party Debt, current:
Endurance Loan	$—	$222
Motherlode Promissory Note	196	185
Network Service Agreements	804	288
Related Party Debt, current	$1,000	$695

Related Party Debt, net of current
Endurance Loan	—	741
Motherlode Promissory Note	$490	$683
Network Service Agreements	506	1,051
Endurance Business Loan	—	250
Related Party Debt, net of current	$996	$2,725

Schedule of future minimum principal payments on notes payable, excluding accrued interest amounts

As of December, 31, 2025 future minimum principal payments on all related party debt, excluding accrued interest amounts, were as follows (in thousands):

Future Minimum
Years ending December 31:	Principal Payments
2026	$535
2027	552
2028	565
2029	294
2030	50
Total future payments	$1,996

Nonrelated Party
Notes Payable
Schedule of notes payable

Notes payable consist of the following (in thousands):

	March 31, 2026	December 31, 2025
Motherlode Promissory Note, current	$199	$196
Motherlode Promissory Note, net of current	442	490
Total note payable	$641	$686

Schedule of future minimum principal payments on notes payable, excluding accrued interest amounts

As of March 31, 2026 the future minimum principal payments on notes payable, excluding accrued interest amounts, were as follows (in thousands):

Future Minimum Principal
Years ending December 31:	Payments
2026 (remainder)	$148
2027	208
2028	221
2029	64
Total future payments	$641